Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000052260 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Healthcare Fund (Institutional Class) – including sales charge
Accumulated Value	$ 9,999.99		$ 11,252.5	$ 13,717.18	$ 15,222.78	$ 15,222.02	$ 19,623.42	$ 20,542.93	$ 19,981.91	$ 24,050.31	$ 23,737.16	$ 27,922.24
C000052259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Healthcare Fund (Class R) – including sales charge
Accumulated Value	10,000		11,203.02	13,584.27	15,002.62	14,923.69	19,146.72	19,946.88	19,302.08	23,113.28	22,696.5	26,575.19
C000052258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Healthcare Fund (Class C) – including sales charge
Accumulated Value	10,000		11,145.18	13,448.66	14,775.06	14,630.01	18,670.69	19,354.23	18,632.69	22,205.92	21,697.65	25,271.53
C000052257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Healthcare Fund (Class A) – including sales charge
Accumulated Value	9,425		10,581.29	12,862.17	14,238.16	14,205.81	18,261.67	19,072.25	18,503.84	22,215.25	21,872.43	25,668.44
Russell 3000 Healthcare Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Healthcare Index
Accumulated Value	10,000		11,325	12,767	14,700	14,389	20,133	22,312	21,233	24,505	24,270	25,463
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	$ 10,000		$ 11,807	$ 13,438	$ 14,616	$ 13,282	$ 21,587	$ 24,161	$ 22,088	$ 28,558	$ 30,620	$ 36,157